UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Impact Bond Fund

BlackRock Impact U.S. Equity Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2017

Date of reporting period: 08/31/2016

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2016 (Unaudited)	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.8%
The Boeing Co., 6.00%, 3/15/19	$40	$44,670
Bombardier, Inc., 5.75%, 3/15/22 (a)	25	23,625
DigitalGlobe, Inc., 5.25%, 2/01/21 (a)	25	24,875
Embraer SA, 5.15%, 6/15/22	40	41,900
TransDigm, Inc., 6.38%, 6/15/26 (a)	25	25,500

		160,570
Auto Components — 0.4%
Toyota Motor Credit Corp., 1.45%, 1/12/18	80	80,313
Banks — 13.3%
Bank of Montreal:
1.40%, 9/11/17	50	50,098
1.45%, 4/09/18	50	50,122
1.40%, 4/10/18	80	80,084
1.50%, 7/18/19	80	79,970
Bank of Nova Scotia, 2.05%, 10/30/18	100	101,227
The Bank of Nova Scotia:
1.65%, 6/14/19	125	125,150
4.38%, 1/13/21	50	55,056
Boston Properties LP, 5.63%, 11/15/20	100	114,016
Canadian Imperial Bank of Commerce, 1.60%, 9/06/19 (b)	50	49,963
CIT Group, Inc., 5.50%, 2/15/19 (a)	25	26,469
Compass Bank, 6.40%, 10/01/17	100	104,379
Cooperatieve Rabobank UA, 4.50%, 1/11/21	100	110,893
Credit Suisse, New York, 5.40%, 1/14/20	80	87,751
Fifth Third Bancorp, 4.30%, 1/16/24	50	53,739
HSBC Finance Corp., 6.68%, 1/15/21	45	51,932
HSBC USA, Inc., 3.50%, 6/23/24	100	104,683
Huntington Bancshares, Inc., 2.60%, 8/02/18	100	101,752
KeyCorp, 5.10%, 3/24/21	100	112,950
Royal Bank of Canada:
1.40%, 10/13/17	50	50,097
1.80%, 7/30/18	100	100,801
2.15%, 3/15/19	110	111,853
1.50%, 7/29/19	30	29,984
Santander Holdings USA, Inc., 2.70%, 5/24/19	100	101,151
Santander UK PLC, 2.50%, 3/14/19	80	81,196

Corporate Bonds	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc., 2.06%, 7/14/21	$80	$79,483
SVB Financial Group, 3.50%, 1/29/25	50	50,656
Toronto-Dominion Bank, 1.40%, 4/30/18	80	80,144
The Toronto-Dominion Bank:
1.45%, 9/06/18 (b)	50	49,986
2.63%, 9/10/18	100	102,334
US Bancorp, 2.20%, 4/25/19	80	81,763
Wells Fargo & Co.:
2.60%, 7/22/20	80	82,361
3.45%, 2/13/23	50	52,445
3.00%, 4/22/26	50	51,299
Westpac Banking Corp., 1.55%, 5/25/18	80	80,414

		2,646,201
Beverages — 0.6%
Ball Corp., 5.25%, 7/01/25	25	27,062
Bottling Group LLC, 5.13%, 1/15/19	80	87,255

		114,317
Biotechnology — 0.5%
Genzyme Corp., 5.00%, 6/15/20	80	90,020
Cable Television Services — 0.2%
Motorola Solutions, Inc., 7.50%, 5/15/25	25	29,732
Capital Markets — 4.3%
Goldman Sachs Group, Inc.:
2.63%, 1/31/19	75	76,956
5.38%, 3/15/20	75	83,477
3.63%, 1/22/23	50	53,028
4.25%, 10/21/25	25	26,540
3.75%, 2/25/26	25	26,486
Morgan Stanley:
1.88%, 1/05/18	100	100,517
2.20%, 12/07/18	50	50,591
2.38%, 7/23/19	100	101,746
4.88%, 11/01/22	50	55,470
3.88%, 1/27/26	75	79,901
Northern Trust Corp., 3.45%, 11/04/20	100	106,956
State Street Corp., 1.95%, 5/19/21	100	100,997

		862,665

BLACKROCK IMPACT BOND FUND	AUGUST 31, 2016	1

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Corporate Bonds	Par (000)	Value
Chemicals — 1.5%
Albemarle Corp., 4.15%, 12/01/24	$50	$53,985
Dow Chemical Co., 8.55%, 5/15/19	80	94,416
Sherwin-Williams Co., 1.35%, 12/15/17	100	100,119
The Valspar Corp., 3.30%, 2/01/25	50	51,263

		299,783
Commercial Services & Supplies — 0.4%
Iron Mountain US Holdings, Inc., 5.38%, 6/01/26 (a)	25	25,500
Novant Health, Inc., 5.85%, 11/01/19	50	56,672

		82,172
Communications Equipment — 0.4%
Avaya, Inc., 7.00%, 4/01/19 (a)	25	18,625
Juniper Networks, Inc., 4.35%, 6/15/25	25	26,078
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 5/15/25	25	26,380

		71,083
Construction Materials — 0.1%
HD Supply, Inc., 5.75%, 4/15/24 (a)	25	26,625
Consumer Finance — 2.0%
American Express Co.:
7.00%, 3/19/18	25	27,103
3.63%, 12/05/24	25	26,091
Automatic Data Processing, Inc., 2.25%, 9/15/20	80	82,755
Capital One Financial Corp., 2.45%, 4/24/19	80	81,662
Discover Financial Services:
5.20%, 4/27/22	50	54,851
3.75%, 3/04/25	25	25,378
Navient Corp., 5.88%, 10/25/24	25	23,562
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (a)	25	26,250
Synchrony Financial, 4.25%, 8/15/24	50	52,634

		400,286

Corporate Bonds	Par (000)	Value
Containers & Packaging — 0.4%
International Paper Co., 3.80%, 1/15/26	$50	$53,014
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 7/15/24 (a)	25	26,781

		79,795
Diversified Consumer Services — 0.1%
The ADT Corp., 6.25%, 10/15/21	25	27,375
Diversified Financial Services — 8.2%
Ally Financial, Inc., 4.25%, 4/15/21	25	25,750
Bank of America Corp., 5.63%, 7/01/20	50	56,477
Citigroup, Inc.:
2.70%, 3/30/21	75	76,531
3.70%, 1/12/26	50	52,759
Ford Motor Credit Co. LLC, 2.46%, 3/27/20	200	201,717
FS Investment Corp., 4.00%, 7/15/19	50	50,747
General Electric Capital Corp., 3.45%, 5/15/24	75	81,996
General Motors Financial Co., Inc.:
3.50%, 7/10/19	50	51,555
5.25%, 3/01/26	50	55,566
HRG Group, Inc., 7.75%, 1/15/22	25	25,844
HSBC Holdings PLC, 5.10%, 4/05/21	100	111,678
Intercontinental Exchange, Inc., 2.75%, 12/01/20	100	104,270
International Lease Finance Corp., 3.88%, 4/15/18	100	102,500
John Deere Capital Corp.:
1.55%, 12/15/17	100	100,654
1.35%, 1/16/18	80	80,385
1.95%, 1/08/19	50	50,883
JPMorgan Chase & Co.:
6.30%, 4/23/19	40	44,745
4.25%, 10/15/20	80	87,119
3.88%, 9/10/24	70	73,942
Morgan Stanley, 2.13%, 4/25/18	100	101,022
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21	25	23,812
PACCAR Financial Corp., 1.40%, 5/18/18	50	50,326
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	25	26,724

		1,637,002

2	BLACKROCK IMPACT BOND FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services — 1.3%
AT&T, Inc.:
2.38%, 11/27/18	$50	$51,035
4.13%, 2/17/26	50	54,322
CenturyLink, Inc., Series Y, 7.50%, 4/01/24	25	27,109
Frontier Communications Corp., 11.00%, 9/15/25	25	27,000
Verizon Communications, Inc.:
4.50%, 9/15/20	50	55,121
4.15%, 3/15/24	50	55,567

		270,154
Electric Utilities — 3.7%
Ameren Corp., 2.70%, 11/15/20	100	103,354
Black Hills Corp., 4.25%, 11/30/23	20	21,763
CenterPoint Energy Houston Electric LLC, 1.85%, 6/01/21	100	99,816
Commonwealth Edison Co., 3.40%, 9/01/21	50	53,788
Consolidated Edison, Inc., 2.00%, 5/15/21	125	126,394
NV Energy, Inc., 6.25%, 11/15/20	80	94,056
Pacific Gas & Electric Co., 4.25%, 5/15/21	50	55,110
Public Service Electric & Gas Co., 2.00%, 8/15/19	80	81,495
Talen Energy Supply LLC, 4.63%, 7/15/19 (a)	100	94,000

		729,776
Electronic Equipment, Instruments & Components — 0.2%
Avnet, Inc., 4.88%, 12/01/22	40	43,688
Energy Equipment & Services — 0.1%
Weatherford International, Ltd., 8.25%, 6/15/23	25	24,572
Food & Staples Retailing — 1.4%
Costco Wholesale Corp., 1.70%, 12/15/19	80	81,221
JM Smucker Co., 1.75%, 3/15/18	75	75,413
Sysco Corp.:
1.90%, 4/01/19	75	75,773
2.60%, 6/12/22	50	50,750

		283,157
Food Products — 1.9%
The Hershey Co., 4.13%, 12/01/20	75	82,803
Kellogg Co., 3.25%, 4/01/26	50	51,985
Kraft Heinz Foods Co., 5.38%, 2/10/20	50	55,972

Corporate Bonds	Par (000)	Value
Food Products (continued)
Post Holdings, Inc., 5.00%, 8/15/26 (a)	$25	$24,937
Tyson Foods, Inc., 4.50%, 6/15/22	50	55,331
Unilever Capital Corp., 2.20%, 3/06/19	100	102,432

		373,460
Forest Products — 0.4%
Bunge, Ltd. Finance Corp., 3.50%, 11/24/20	80	83,319
Health Care Equipment & Supplies — 2.0%
Becton Dickinson & Co., 2.68%, 12/15/19	75	77,675
Edwards Lifesciences Corp., 2.88%, 10/15/18	30	30,716
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (a)	25	27,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23 (a)	25	25,094
Medtronic, Inc., 5.60%, 3/15/19	80	88,284
St. Jude Medical, Inc., 3.88%, 9/15/25	70	74,894
Zimmer Holdings, Inc., 2.00%, 4/01/18	75	75,519

		399,182
Health Care Providers & Services — 1.6%
Aetna, Inc.:
1.90%, 6/07/19	80	80,746
3.20%, 6/15/26	40	40,666
Centene Corp., 5.63%, 2/15/21	25	26,594
HCA, Inc., 5.25%, 6/15/26	25	26,719
Humana, Inc., 7.20%, 6/15/18	80	87,823
Kindred Healthcare, Inc., 8.75%, 1/15/23	25	25,562
Tenet Healthcare Corp., 6.25%, 11/01/18	25	26,687

		314,797
Household Durables — 0.1%
PulteGroup, Inc., 5.00%, 1/15/27	25	25,563
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., 6.00%, 5/15/26	25	26,531
Industrial Conglomerates — 0.5%
General Electric Co., 2.10%, 12/11/19	100	102,854
Insurance — 2.7%
Aflac, Inc., 2.40%, 3/16/20	100	102,736
Berkshire Hathaway Finance Corp., 1.70%, 3/15/19	80	81,045

BLACKROCK IMPACT BOND FUND	AUGUST 31, 2016	3

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Corporate Bonds	Par (000)	Value
Insurance (continued)
Markel Corp., 4.90%, 7/01/22	$70	$77,259
Marsh & McLennan Cos., Inc.:
3.30%, 3/14/23	50	52,395
3.50%, 3/10/25	50	52,607
MetLife, Inc.:
7.72%, 2/15/19	80	91,914
Series D, 4.37%, 9/15/23	70	77,579

		535,535
Internet Software & Services — 0.6%
Alphabet, Inc., 3.63%, 5/19/21	75	82,218
Equinix, Inc., 5.88%, 1/15/26	25	27,234

		109,452
IT Services — 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/19 (a)	100	102,901
Xerox Corp., 2.75%, 9/01/20	100	98,496

		201,397
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	80	88,411
Machinery — 0.6%
CNH Industrial Capital LLC, 4.88%, 4/01/21	25	26,531
Illinois Tool Works, Inc., 6.25%, 4/01/19	80	89,761

		116,292
Media — 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 4/01/24 (a)	25	26,937
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (a)	25	25,281
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 7/23/20 (a)	80	83,714
CSC Holdings LLC, 8.63%, 2/15/19	25	28,000
DISH DBS Corp., 7.75%, 7/01/26 (a)	25	26,675
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	25	19,438
Omnicom Group, Inc., 4.45%, 8/15/20	100	109,460
Thomson Reuters Corp., 4.30%, 11/23/23	100	109,936

Corporate Bonds	Par (000)	Value
Media (continued)
The Walt Disney Co.:
1.65%, 1/08/19	$80	$81,015
0.88%, 7/12/19	80	79,215

		589,671
Metals & Mining — 1.0%
Alcoa, Inc., 5.13%, 10/01/24	25	26,375
Goldcorp, Inc., 3.63%, 6/09/21	80	84,412
Nucor Corp., 5.85%, 6/01/18	80	85,594

		196,381
Multi-Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.88%, 8/20/26	25	26,812
Oil, Gas & Consumable Fuels — 3.7%
BP Capital Markets PLC, 3.56%, 11/01/21	70	75,600
Buckeye Partners LP, 4.88%, 2/01/21	80	85,475
Canadian Natural Resources Ltd., 3.90%, 2/01/25	40	40,326
Chevron Corp.:
1.56%, 5/16/19	80	80,563
3.19%, 6/24/23	70	74,934
Concho Resources, Inc., 5.50%, 4/01/23	25	25,812
DCP Midstream Operating LP, 3.88%, 3/15/23	25	23,750
Enbridge, Inc., 4.00%, 10/01/23	40	40,075
Energy Transfer Partners LP, 4.75%, 1/15/26	50	52,481
Exxon Mobil Corp., 1.82%, 3/15/19	80	81,064
Occidental Petroleum Corp., 3.40%, 4/15/26	25	26,448
ONEOK Partners LP, 3.38%, 10/01/22	70	70,533
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (a)	25	26,375
Permian Resources LLC, 13.00%, 11/30/20 (a)	25	28,594

		732,030
Personal Products — 0.4%
Procter & Gamble Co., 1.90%, 11/01/19	80	81,886
Pharmaceuticals — 4.3%
AstraZeneca PLC:
1.75%, 11/16/18	125	126,214
3.38%, 11/16/25	50	53,618

4	BLACKROCK IMPACT BOND FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	$100	$107,403
Johnson & Johnson:
1.13%, 3/01/19 (b)	80	80,089
3.55%, 5/15/21	80	87,693
Novartis Securities Investment, Ltd., 5.13%, 2/10/19	80	87,515
Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	150	149,725
Wyeth LLC, 6.45%, 2/01/24	70	88,870
Zoetis, Inc., 3.25%, 2/01/23	70	72,064

		853,191
Professional Services — 0.1%
Verisk Analytics, Inc., 4.13%, 9/12/22	25	26,685
Real Estate — 0.4%
Prologis LP, 3.75%, 11/01/25	75	81,076
Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.:
4.50%, 1/15/18	80	83,161
2.80%, 6/01/20	50	51,239
Camden Property Trust, 2.95%, 12/15/22	20	20,176
HCP, Inc.:
3.75%, 2/01/19	80	83,010
5.38%, 2/01/21	80	89,787
Kilroy Realty LP, 3.80%, 1/15/23	20	20,820
Realty Income Corp., 2.00%, 1/31/18	75	75,478
Welltower, Inc., 4.13%, 4/01/19	80	84,321

		507,992
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	80	88,177
Semiconductors & Semiconductor Equipment — 0.8%
Seagate HDD Cayman, 3.75%, 11/15/18	50	51,188
Texas Instruments, Inc., 1.85%, 5/15/22	100	99,607

		150,795
Software — 1.1%
Autodesk, Inc., 4.38%, 6/15/25	25	26,455
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)	25	22,000
Microsoft Corp., 1.30%, 11/03/18	80	80,496
Oracle Corp., 2.25%, 10/08/19	80	82,528

		211,479

Corporate Bonds	Par (000)	Value
Specialty Retail — 1.7%
Best Buy Co., Inc.:
5.00%, 8/01/18	$50	$52,817
5.50%, 3/15/21	80	88,800
Coach, Inc., 4.25%, 4/01/25	40	42,043
Home Depot, Inc., 2.00%, 6/15/19	80	81,784
L Brands, Inc., 8.50%, 6/15/19	25	29,281
QVC, Inc., 5.13%, 7/02/22	50	53,343

		348,068
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc., 2.85%, 2/23/23	50	52,533
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23 (a)	25	26,655
EMC Corp.:
1.88%, 6/01/18	75	74,811
2.65%, 6/01/20	50	49,648
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (a)	75	76,446

		280,093
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 5.00%, 5/01/25	25	25,937
Wireless Telecommunication Services — 1.5%
Crown Castle International Corp.:
3.40%, 2/15/21	80	83,843
5.25%, 1/15/23	50	57,094
SBA Communications Corp., 4.88%, 7/15/22	25	25,625
Sprint Communications, Inc., 9.00%, 11/15/18 (a)	25	27,531
Sprint Corp., 7.63%, 2/15/25	25	23,734
T-Mobile USA, Inc., 6.00%, 4/15/24	25	26,625
Weyerhaeuser Co., 4.63%, 9/15/23	50	55,747

		300,199
Total Corporate Bonds — 74.4%		14,836,551

U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 52.4%
Fannie Mae Mortgage-Backed Securities:
2.50%, 9/01/31 (c)	190	196,323
3.00%, 9/01/31 - 10/01/46 (c)	715	743,680
3.50%, 9/01/31 - 9/01/46 (c)	1,310	1,380,656

BLACKROCK IMPACT BOND FUND	AUGUST 31, 2016	5

Schedule of Investments (continued)	BlackRock Impact Bond Fund

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued):
4.00%, 9/01/31 - 4/01/46 (b)(c)	$1,650	$1,774,478
4.50%, 9/01/31 - 10/01/46 (c)	945	1,028,966
5.00%, 6/01/39 - 3/01/41 (b)	1,150	1,294,600
Freddie Mac Mortgage-Backed Securities (c):
2.50%, 9/01/31 - 9/01/46	108	110,461
3.00%, 9/01/31 - 9/01/46	555	576,806
3.50%, 9/01/31 - 9/14/46	850	895,278
4.50%, 9/01/46	475	519,383
Ginnie Mae Mortgage-Backed Securities (c):
3.00%, 9/01/46	220	230,484
3.50%, 9/01/46	675	716,449
4.00%, 9/01/46	525	561,083
4.50%, 9/01/46	400	431,062

		10,459,709
Total U.S. Government Sponsored Agency Securities — 52.4%		10,459,709
Total Long-Term Investments (Cost — $25,352,753) — 126.8%		25,296,260

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.33% (d)(e)	5,138,890	$5,138,890
Total Short-Term Securities (Cost — $5,138,890) — 25.8%		5,138,890
Total Investments Before TBA Sale Commitments (Cost — $30,491,642*) — 152.6%		30,435,150

TBA Sale Commitments	Par (000)
Fannie Mae Mortgage-Backed Securities (c):
3.00%, 9/14/46	$105	(108,954)
4.50%, 9/14/46	200	(218,469)
Total TBA Sale Commitments (Proceeds — $327,046) — 1.7%		(327,423)
Total Investments, Net of TBA Sale Commitments (Cost — $30,164,596) — 150.9%		30,107,727
Liabilities in Excess of Other Assets — (50.9)%		(10,166,667)

Net Assets — 100.0%		$19,941,060

*	As of August 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$30,491,642

Gross unrealized appreciation	$6,583
Gross unrealized depreciation	(63,075)

Net unrealized depreciation	$(56,492)

6	BLACKROCK IMPACT BOND FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Notes to Schedule of investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.

(c)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC	$24,973	$(7)
Deutsche Bank Securities, Inc.	716,449	158
Goldman Sachs & Co.	1,910,618	418
J.P. Morgan Securities LLC	207,523	78
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,001,458	1,894
Nomura Securities International, Inc.	(211)	(8)
RBC Capital Markets, LLC	1,285,623	143
Wells Fargo Securities LLC	46,067	(170)
Total	$7,192,500	$2,506

(d)	During the period ended August 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2016	Net Activity	Shares Held at August 31, 2016	Value at August 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	5,138,890	5,138,890	$5,138,890	$849

(e)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
4	5-Year U.S. Treasury Note	December 2016	$485,000	$(476)
(1)	10-Year U.S. Treasury Note	December 2016	$130,922	132
1	10-Year U.S. Ultra Long Treasury Note	December 2016	$144,375	111
3	Ultra Long U.S. Treasury Bond	December 2016	$562,406	2,998
Total				$2,765

BLACKROCK IMPACT BOND FUND	AUGUST 31, 2016	7

Schedule of Investments (concluded)	BlackRock Impact Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$25,296,260	—	$25,296,260
Short-Term Securities	$5,138,890	—	—	5,138,890
Liabilities:
TBA Sale Commitments	—	(327,423)	—	(327,423)

Total	$5,138,890	$24,968,837	—	$30,107,727

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$3,241	—	—	$3,241
Liabilities:
Interest rate contracts	(476)	—	—	(476)

Total	$2,765	—	—	$2,765

[1] See above schedule of Investments for values in each security type.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $16,000 was classified as Level 1 within the disclosure hierarchy.

During the period ended August 31, 2016, there were no transfers between levels.

8	BLACKROCK IMPACT BOND FUND	AUGUST 31, 2016

Schedule of Investments August 31, 2016 (Unaudited)	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
Boeing Co.	643	$83,236
HEICO Corp., Class A	37	2,105
Hexcel Corp.	86	3,857
Northrop Grumman Corp.	168	35,628
Raytheon Co.	292	40,918
Rockwell Collins, Inc.	120	10,043
United Technologies Corp.	798	84,931

		260,718
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	142	9,858
Expeditors International of Washington, Inc.	423	21,425
Hub Group, Inc., Class A (a)	737	30,033
XPO Logistics, Inc. (a)	253	9,057

		70,373
Airlines — 0.4%
Alaska Air Group, Inc.	193	13,033
Delta Air Lines, Inc.	1,187	43,622
United Continental Holdings, Inc. (a)	572	28,835

		85,490
Auto Components — 0.3%
American Axle & Manufacturing Holdings, Inc. (a)	337	5,776
BorgWarner, Inc.	91	3,130
Johnson Controls, Inc.	315	13,822
Tenneco, Inc. (a)	936	52,257

		74,985
Automobiles — 0.6%
Ford Motor Co.	11,650	146,790
Banks — 5.9%
Bank of America Corp.	8,290	133,801
Bank of Hawaii Corp.	179	12,895
Central Pacific Financial Corp.	1,034	26,460
CIT Group, Inc.	118	4,352
Citigroup, Inc.	3,454	164,894
Citizens Financial Group, Inc.	3,074	76,143
Enterprise Financial Services Corp.	903	27,812
First Republic Bank	544	41,866
Great Western Bancorp, Inc.	299	10,238
Investors Bancorp, Inc.	691	8,465
JPMorgan Chase & Co.	5,114	345,195
MutualFirst Financial, Inc.	78	2,164
Synovus Financial Corp.	547	18,095
United Community Banks, Inc.	239	5,014
Webster Financial Corp.	1,230	47,515
Wells Fargo & Co.	5,789	294,081

Common Stocks	Shares	Value
Banks (continued)
Wintrust Financial Corp.	2,085	$115,884

		1,334,874
Beverages — 2.4%
Coca-Cola Co.	575	24,972
Coca-Cola European Partners PLC	1,597	61,405
Dr. Pepper Snapple Group, Inc.	2,337	218,977
Monster Beverage Corp. (a)	809	124,497
PepsiCo, Inc.	1,064	113,582
Primo Water Corp. (a)	669	7,747

		551,180
Biotechnology — 3.3%
AbbVie, Inc.	2,115	135,571
AMAG Pharmaceuticals, Inc. (a)	381	9,079
Amgen, Inc.	495	84,180
Applied Genetic Technologies Corp. (a)	156	1,994
BioCryst Pharmaceuticals, Inc. (a)	690	2,836
Biogen, Inc. (a)	220	67,239
Celgene Corp. (a)	621	66,285
Dyax Corp.	64	71
FibroGen, Inc. (a)	436	7,547
Gilead Sciences, Inc.	1,792	140,457
Halozyme Therapeutics, Inc. (a)	1,487	14,573
Incyte Corp. (a)	358	29,034
Innoviva, Inc.	1,668	18,498
Kindred Biosciences, Inc. (a)	1,579	6,553
Ligand Pharmaceuticals, Inc. (a)	196	20,249
Medivation, Inc. (a)	651	52,445
Puma Biotechnology, Inc. (a)	97	5,737
Regeneron Pharmaceuticals, Inc. (a)	95	37,292
Sangamo Biosciences, Inc. (a)	1,094	4,693
United Therapeutics Corp. (a)	357	43,654

		747,987
Building Products — 0.1%
Fortune Brands Home & Security, Inc.	140	8,898
Owens Corning	119	6,536

		15,434
Capital Markets — 1.3%
Affiliated Managers Group, Inc. (a)	174	24,717
Ameriprise Financial, Inc.	781	78,944
Charles Schwab Corp.	1,014	31,900
E*Trade Financial Corp. (a)	817	21,552
Evercore Partners, Inc., Class A	887	45,450
Franklin Resources, Inc.	1,322	48,253
Invesco Ltd.	1,199	37,397
Piper Jaffray Cos. (a)	116	5,148

BLACKROCK IMPACT U.S. EQUITY FUND	AUGUST 31, 2016	1

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Capital Markets (continued)
T. Rowe Price Group, Inc.	149	$10,361

		303,722
Chemicals — 2.3%
Dow Chemical Co.	1,115	59,809
E.I. du Pont de Nemours & Co.	296	20,602
Eastman Chemical Co.	550	37,339
Ecolab, Inc.	1,919	236,133
FMC Corp.	419	19,668
GCP Applied Technologies, Inc. (a)	518	15,157
Huntsman Corp.	341	5,896
LyondellBasell Industries NV, Class A	305	24,061
Monsanto Co.	107	11,395
OMNOVA Solutions, Inc. (a)	899	8,990
Stepan Co.	575	40,399
Trinseo SA	153	8,853
Valspar Corp.	77	8,117
WR Grace & Co.	386	30,158

		526,577
Commercial Services & Supplies — 1.0%
ACCO Brands Corp. (a)	750	7,500
Herman Miller, Inc.	1,740	62,762
InnerWorkings, Inc. (a)	275	2,439
Knoll, Inc.	1,665	44,056
Steelcase, Inc., Class A	7,701	115,053

		231,810
Communications Equipment — 1.3%
Ciena Corp. (a)	1,046	22,437
Cisco Systems, Inc.	6,743	212,000
F5 Networks, Inc. (a)	46	5,645
Harris Corp.	114	10,600
QUALCOMM, Inc.	204	12,866
Ubiquiti Networks, Inc. (a)	709	36,443

		299,991
Construction Materials — 0.2%
Vulcan Materials Co.	410	46,687
Consumer Finance — 0.8%
Ally Financial, Inc.	357	7,154
American Express Co.	546	35,807
Capital One Financial Corp.	964	69,022
Discover Financial Services	324	19,440
Synchrony Financial	1,406	39,129

		170,552
Containers & Packaging — 0.2%
Avery Dennison Corp.	284	21,993
Bemis Co., Inc.	124	6,523

Common Stocks	Shares	Value
Containers & Packaging (continued)
WestRock Co.	118	$5,652

		34,168
Distributors — 0.1%
Pool Corp.	243	24,511
Diversified Consumer Services — 0.2%
Ascent Capital Group, Inc., Class A (a)	275	6,383
Regis Corp. (a)	1,635	20,552
ServiceMaster Global Holdings, Inc. (a)	386	14,401

		41,336
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B (a)	1,128	169,753
CME Group, Inc.	1,049	113,659
Intercontinental Exchange, Inc.	221	62,327
Marlin Business Services Corp.	294	5,527

		351,266
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	4,359	178,196
Verizon Communications, Inc.	3,031	158,612

		336,808
Electric Utilities — 1.0%
IDACORP, Inc.	190	14,453
ITC Holdings Corp.	147	6,648
NextEra Energy, Inc.	1,616	195,439

		216,540
Electrical Equipment — 0.8%
Babcock & Wilcox Enterprises, Inc. (a)	287	4,693
Eaton Corp. PLC	1,886	125,494
Emerson Electric Co.	1,118	58,896

		189,083
Electronic Equipment, Instruments & Components — 0.3%
Belden, Inc.	270	20,139
Corning, Inc.	914	20,739
FEI Co.	41	4,365
Ingram Micro, Inc., Class A	143	4,999
SYNNEX Corp.	61	6,477
Tech Data Corp. (a)	83	6,162

		62,881
Energy Equipment & Services — 1.1%
Aspen Aerogels, Inc. (a)	542	2,661
Baker Hughes, Inc.	1,586	77,920
Diamond Offshore Drilling, Inc.	389	7,185

2	BLACKROCK IMPACT U.S. EQUITY FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Ensco PLC, Class A	2,594	$19,689
Exterran Corp. (a)	1,009	14,257
Gulf Island Fabrication, Inc.	750	6,600
Matrix Service Co. (a)	349	6,453
Noble Corp. PLC	735	4,234
PHI, Inc. (a)	141	2,627
Pioneer Energy Services Corp. (a)	1,721	5,731
Schlumberger Ltd.	1,178	93,062
Superior Energy Services, Inc.	334	5,621
Unit Corp. (a)	693	11,843

		257,883
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	617	100,010
CVS Health Corp.	1,409	131,601
Kroger Co.	708	22,649
Performance Food Group Co. (a)	633	16,268
US Foods Holding Corp. (a)	84	2,037
Wal-Mart Stores, Inc.	1,467	104,802
Walgreens Boots Alliance, Inc.	385	31,073

		408,440
Food Products — 2.1%
Archer-Daniels-Midland Co.	2,721	119,071
B&G Foods, Inc.	323	15,336
Blue Buffalo Pet Products, Inc. (a)	259	6,677
Cal-Maine Foods, Inc. (b)	583	26,783
Dean Foods Co.	340	5,851
J.M. Smucker Co.	532	75,432
Lancaster Colony Corp.	681	91,615
McCormick & Co., Inc.	387	39,459
Pinnacle Foods, Inc.	265	13,422
Post Holdings, Inc. (a)	178	15,091
Tyson Foods, Inc., Class A	813	61,439
WhiteWave Foods Co. (a)	226	12,527

		482,703
Gas Utilities — 0.7%
Questar Corp.	165	4,126
Southwest Gas Corp.	2,107	147,111

		151,237
Health Care Equipment & Supplies — 3.1%
ABIOMED, Inc. (a)	62	7,312
Alere, Inc. (a)	80	3,130
Align Technology, Inc. (a)	534	49,609
Anika Therapeutics, Inc. (a)	655	30,942
Baxter International, Inc.	936	43,739
Boston Scientific Corp. (a)	4,333	103,212
Cutera, Inc. (a)	533	5,810
Edwards Lifesciences Corp. (a)	262	30,172
Hologic, Inc. (a)	1,860	71,461
Invacare Corp.	258	3,063

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Lantheus Holdings, Inc. (a)	444	$4,227
Medtronic PLC	2,545	221,491
St. Jude Medical, Inc.	272	21,194
West Pharmaceutical Services, Inc.	1,342	109,816

		705,178
Health Care Providers & Services — 2.7%
Aetna, Inc.	38	4,451
AmerisourceBergen Corp.	544	47,312
Anthem, Inc.	406	50,782
Cardinal Health, Inc.	1,212	96,560
HCA Holdings, Inc. (a)	197	14,883
Humana, Inc.	266	47,537
McKesson Corp.	289	53,355
UnitedHealth Group, Inc.	1,110	151,015
VCA, Inc. (a)	1,995	141,266
WellCare Health Plans, Inc. (a)	44	4,959

		612,120
Hotels, Restaurants & Leisure — 1.9%
Brinker International, Inc.	1,158	62,196
Carnival Corp.	785	37,523
Cheesecake Factory, Inc.	281	14,446
Darden Restaurants, Inc.	118	7,274
Domino’s Pizza, Inc.	323	48,311
J Alexander’s Holdings, Inc. (a)	1,853	18,474
Ryman Hospitality Properties, Inc.	1,037	55,956
Starbucks Corp.	1,273	71,581
Starwood Hotels & Resorts Worldwide, Inc.	162	12,549
Vail Resorts, Inc.	669	105,990

		434,300
Household Durables — 0.4%
TopBuild Corp. (a)	345	11,771
TRI Pointe Group, Inc. (a)	912	12,367
Whirlpool Corp.	429	76,637

		100,775
Household Products — 2.9%
Clorox Co.	1,599	209,533
Kimberly-Clark Corp.	564	72,226
Procter & Gamble Co.	4,203	366,964

		648,723
Independent Power and Renewable Electricity Producers — 0.4%
Atlantica Yield PLC	488	9,228
NRG Energy, Inc.	1,331	16,119
Ormat Technologies, Inc.	1,463	70,809

		96,156
Industrial Conglomerates — 1.8%
Danaher Corp.	247	20,108

BLACKROCK IMPACT U.S. EQUITY FUND	AUGUST 31, 2016	3

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Industrial Conglomerates (continued)
General Electric Co.	12,315	$384,721

		404,829
Insurance — 2.9%
Aflac, Inc.	1,048	77,741
Allstate Corp.	632	43,583
Assured Guaranty Ltd.	373	10,358
CNO Financial Group, Inc.	492	7,995
Endurance Specialty Holdings Ltd.	292	19,228
First American Financial Corp.	253	10,902
FNF Group	486	18,317
Hanover Insurance Group, Inc.	1,385	108,307
Loews Corp.	580	24,279
Marsh & McLennan Cos., Inc.	961	64,992
MetLife, Inc.	1,475	64,015
Progressive Corp.	724	23,573
Prudential Financial, Inc.	922	73,188
Reinsurance Group of America, Inc.	307	32,947
Selective Insurance Group, Inc.	55	2,195
Travelers Cos., Inc.	684	81,198

		662,818
Internet & Catalog Retail — 1.9%
Amazon.com, Inc. (a)	429	329,970
Expedia, Inc.	191	20,842
Netflix, Inc. (a)	578	56,326
Priceline Group, Inc. (a)	14	19,834

		426,972
Internet Software & Services — 3.6%
Alphabet, Inc., Class A (a)	247	195,093
Alphabet, Inc., Class C (a)	291	223,212
EarthLink Holdings Corp.	3,986	25,391
Facebook, Inc., Class A (a)	2,084	262,834
LogMeIn, Inc.	285	23,797
Marchex, Inc., Class B (a)	1,088	3,003
VeriSign, Inc. (a)	916	68,196
Web.com Group, Inc. (a)	365	6,373
Wix.com Ltd. (a)	313	13,090
XO Group, Inc. (a)	388	7,232
Yandex NV, Class A (a)	109	2,402

		830,623
IT Services — 3.3%
Accenture PLC, Class A	1,189	136,735
Amdocs Ltd.	407	24,469
Automatic Data Processing, Inc.	833	74,812
Booz Allen Hamilton Holding Corp.	1,573	47,756
Cognizant Technology Solutions Corp., Class A (a)	339	19,472
Computer Task Group, Inc.	1,723	8,132
CSRA, Inc.	41	1,041

Common Stocks	Shares	Value
IT Services (continued)
Euronet Worldwide, Inc. (a)	757	$58,751
Fidelity National Information Services, Inc.	106	8,409
First Data Corp., Class A (a)	1,252	17,428
Gartner, Inc. (a)	232	21,112
Hackett Group, Inc.	2,179	35,627
International Business Machines Corp.	591	93,898
MasterCard, Inc., Class A	248	23,964
Paychex, Inc.	1,882	114,181
PayPal Holdings, Inc. (a)	972	36,110
Sabre Corp.	705	19,846
Travelport Worldwide Ltd.	573	7,867
Vantiv, Inc., Class A (a)	67	3,600

		753,210
Leisure Products — 0.9%
Brunswick Corp.	2,666	122,609
Callaway Golf Co.	2,562	29,258
Hasbro, Inc.	742	60,651

		212,518
Life Sciences Tools & Services — 0.6%
NanoString Technologies, Inc. (a)	706	11,409
PRA Health Sciences, Inc. (a)	389	19,664
Waters Corp. (a)	655	103,038

		134,111
Machinery — 3.5%
Caterpillar, Inc.	1,019	83,507
Cummins, Inc.	234	29,393
Deere & Co.	453	38,301
Fortive Corp.	71	3,740
Illinois Tool Works, Inc.	1,956	232,471
Ingersoll-Rand PLC	3,249	220,899
Joy Global, Inc.	96	2,619
Oshkosh Corp.	121	6,525
PACCAR, Inc.	2,418	144,693
SPX FLOW, Inc. (a)	765	22,499
WABCO Holdings, Inc. (a)	190	20,284

		804,931
Marine — 0.2%
Kirby Corp. (a)	261	13,598
Matson, Inc.	578	22,305

		35,903
Media — 2.9%
AH Belo Corp., Class A	498	3,113
AMC Networks, Inc., Class A (a)	559	30,376
CBS Corp., Class B	1,097	55,980
Comcast Corp., Class A	2,935	191,538

4	BLACKROCK IMPACT U.S. EQUITY FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Media (continued)
Discovery Communications, Inc., Class A (a)	328	$8,367
Discovery Communications, Inc., Class C (a)	209	5,187
Entercom Communications Corp., Class A	297	4,072
Gray Television, Inc. (a)	1,331	14,947
Omnicom Group, Inc.	369	31,782
Scripps Networks Interactive, Inc., Class A	431	27,313
Sinclair Broadcast Group, Inc., Class A	346	9,854
Thomson Reuters Corp.	60	2,489
Time Warner, Inc.	2,446	191,791
Walt Disney Co.	985	93,043

		669,852
Metals & Mining — 0.5%
Coeur Mining, Inc. (a)	134	1,707
Freeport-McMoRan, Inc.	1,989	20,467
Hecla Mining Co.	566	3,158
Royal Gold, Inc.	107	7,845
Ryerson Holding Corp. (a)	118	1,427
Steel Dynamics, Inc.	1,374	33,828
Worthington Industries, Inc.	791	33,934

		102,366
Multi-Utilities — 1.7%
CenterPoint Energy, Inc.	732	16,448
Consolidated Edison, Inc.	2,858	215,065
PG&E Corp.	1,233	76,372
Sempra Energy	826	86,424

		394,309
Multiline Retail — 0.6%
Burlington Stores, Inc. (a)	281	22,823
Kohl’s Corp.	146	6,479
Nordstrom, Inc. (b)	481	24,271
Target Corp.	1,014	71,173

		124,746
Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	508	27,163
Antero Resources Corp. (a)	689	17,611
Apache Corp.	472	23,458
Bill Barrett Corp. (a)	711	4,721
Chevron Corp.	1,278	128,541
Concho Resources, Inc. (a)	421	54,393
ConocoPhillips	1,790	73,480
Devon Energy Corp.	1,191	51,606
DHT Holdings, Inc.	1,131	4,875
Eclipse Resources Corp. (a)	877	2,991
EP Energy Corp., Class A (a)	2,221	9,151

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	2,160	$188,222
Gulfport Energy Corp. (a)	894	25,568
Hess Corp.	658	35,729
Jones Energy, Inc., Class A (a)	696	1,928
Kinder Morgan, Inc.	852	18,616
Laredo Petroleum, Inc. (a)	990	12,157
Marathon Petroleum Corp.	685	29,119
Memorial Resource Development Corp. (a)	145	2,088
Newfield Exploration Co. (a)	607	26,320
Occidental Petroleum Corp.	207	15,908
Phillips 66	2,420	189,849
Pioneer Natural Resources Co.	57	10,206
Plains GP Holdings LP, Class A	212	2,413
Scorpio Tankers, Inc.	880	4,303
SM Energy Co.	542	20,531
Targa Resources Corp.	195	8,498
Valero Energy Corp.	955	52,859
Western Refining, Inc.	1,782	44,835
Williams Cos., Inc.	451	12,601

		1,099,740
Paper & Forest Products — 0.1%
Boise Cascade Co. (a)	1,160	30,438
Personal Products — 0.0%
Avon Products, Inc.	471	2,685
Herbalife Ltd. (a)	66	4,009

		6,694
Pharmaceuticals — 4.6%
Allergan PLC (a)	216	50,661
Amphastar Pharmaceuticals, Inc. (a)	955	18,145
Bristol-Myers Squibb Co.	1,349	77,419
Corcept Therapeutics, Inc. (a)	1,165	6,209
Eli Lilly & Co.	1,591	123,700
Jazz Pharmaceuticals PLC (a)	53	6,563
Johnson & Johnson	2,676	319,354
Mallinckrodt PLC (a)	224	16,697
Merck & Co., Inc.	292	18,335
Pfizer, Inc.	7,555	262,914
Prestige Brands Holdings, Inc. (a)	1,933	93,035
Zoetis, Inc.	1,188	60,707

		1,053,739
Professional Services — 0.5%
Insperity, Inc.	186	12,192
Kforce, Inc.	199	3,851
ManpowerGroup, Inc.	1,023	73,103
Nielsen Holdings PLC	592	31,542

		120,688

BLACKROCK IMPACT U.S. EQUITY FUND	AUGUST 31, 2016	5

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 4.5%
American Tower Corp.	667	$75,624
Apartment Investment & Management Co., Class A	1,922	86,836
Brandywine Realty Trust	1,113	17,953
Chatham Lodging Trust	846	17,538
Chesapeake Lodging Trust	808	20,588
Crown Castle International Corp.	1,109	105,100
DCT Industrial Trust, Inc.	1,816	88,457
DDR Corp.	1,480	27,987
Equinix, Inc.	171	63,039
Extra Space Storage, Inc.	119	9,585
FelCor Lodging Trust, Inc.	3,026	21,515
InfraREIT, Inc. (a)	175	3,307
Mid-America Apartment Communities, Inc.	351	32,990
NorthStar Realty Finance Corp.	623	8,311
Post Properties, Inc.	303	20,083
Prologis, Inc.	2,206	117,161
Public Storage	116	25,977
Regency Centers Corp.	144	11,598
Simon Property Group, Inc.	487	104,934
Summit Hotel Properties, Inc.	796	11,383
UDR, Inc.	971	35,131
Welltower, Inc.	1,488	114,204

		1,019,301
Real Estate Management & Development — 0.1%
Realogy Holdings Corp.	818	21,955
Road & Rail — 0.5%
ArcBest Corp.	1,306	23,913
Old Dominion Freight Line, Inc. (a)	461	32,791
Ryder System, Inc.	907	59,426

		116,130
Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	710	44,418
Applied Materials, Inc.	5,169	154,243
Entegris, Inc. (a)	2,699	45,991
Fairchild Semiconductor International, Inc. (a)	108	2,149
First Solar, Inc. (a)	40	1,513
Intel Corp.	4,081	146,467
Micron Technology, Inc. (a)	452	7,454
NVIDIA Corp.	901	55,267
Texas Instruments, Inc.	3,669	255,142
Xilinx, Inc.	1,914	103,758

		816,402
Software — 4.1%
Cadence Design Systems, Inc. (a)	1,133	28,823
Guidewire Software, Inc. (a)	494	30,396
Manhattan Associates, Inc. (a)	622	37,643
Microsoft Corp.	9,951	571,784

Common Stocks	Shares	Value
Software (continued)
Monotype Imaging Holdings, Inc.	427	$9,010
Red Hat, Inc. (a)	426	31,089
salesforce.com, Inc. (a)	1,804	143,274
Silver Spring Networks, Inc. (a)	957	13,063
Take-Two Interactive Software, Inc. (a)	989	42,992
TeleNav, Inc. (a)	337	1,965
VMware, Inc., Class A (a)	117	8,580
Zix Corp. (a)	855	3,258

		921,877
Specialty Retail — 2.7%
Aaron’s, Inc.	62	1,510
American Eagle Outfitters, Inc.	264	4,894
Best Buy Co., Inc.	639	24,589
GameStop Corp., Class A	161	4,571
Group 1 Automotive, Inc.	299	17,743
Home Depot, Inc.	1,642	220,225
L Brands, Inc.	418	31,856
Lithia Motors, Inc., Class A	121	10,015
Lowe’s Cos., Inc.	2,243	171,724
Penske Automotive Group, Inc.	160	7,248
Ross Stores, Inc.	85	5,290
Sonic Automotive, Inc., Class A	1,072	18,267
TJX Cos., Inc.	1,131	87,585
Ulta Salon Cosmetics & Fragrance, Inc. (a)	10	2,472
West Marine, Inc. (a)	368	3,397

		611,386
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	7,278	772,196
EMC Corp.	1,939	56,211
Hewlett Packard Enterprise Co.	1,191	25,583

		853,990
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	1,210	69,744
Thrifts & Mortgage Finance — 0.2%
Essent Group Ltd. (a)	210	5,582
First Defiance Financial Corp.	567	25,793
Nationstar Mortgage Holdings, Inc. (a)	306	4,859
TFS Financial Corp.	527	9,560

		45,794
Trading Companies & Distributors — 0.1%
GMS, Inc. (a)	695	17,007
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	194	15,508
Wireless Telecommunication Services — 0.7%
Boingo Wireless, Inc. (a)	1,964	16,694

6	BLACKROCK IMPACT U.S. EQUITY FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Wireless Telecommunication Services (continued)
SBA Communications Corp., Class A (a)	905	$103,306
Telephone & Data Systems, Inc.	1,651	46,013

		166,013
Total Long-Term Investments (Cost — $20,894,314) — 99.1%		22,564,872

Short-Term Securities
BlackRock Liquidity Funds, Tempfund, Institutional Class, 0.33% (c)(d)	158,882	158,882

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.65% (c)(d)(e)	$52	$52,167
Total Short-Term Securities (Cost — $211,049) — 0.9%		211,049
Total Investments (Cost — $21,105,363*) — 100.0%		22,775,921
Other Assets Less Liabilities — 0.0%		512

Net Assets — 100.0%		$22,776,433

Notes to Schedule of Investments

*	As of August 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$21,144,617

Gross unrealized appreciation	$2,048,041
Gross unrealized depreciation	(416,737)

Net unrealized appreciation	$1,631,304

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended August 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2016	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares Held at August 31, 2016	Value at August 31, 2016	Income		Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	168,630	—		(9,748)[1]	$158,882	$158,882	$136		—
BlackRock Liquidity Series, LLC, Money Market Series	—	52,167	[2]	—	52,167	52,167	408	[3]	—
PNC Financial Services Group, Inc.	25	—		(25)[1]	—	—	—		$(144)
Total						$211,049	$544		$(144)

[1] Represents net shares sold.
[2] Represents net beneficial interest purchased

[3]    Represents securities lending income earned from the reinvestments of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	Russell 2000 Mini Index	September 2016	$123,880	$5,522

BLACKROCK IMPACT U.S. EQUITY FUND	AUGUST 31, 2016	7

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$22,564,801	—	$71	$22,564,872
Short-Term Securities	158,882	$52,167	—	211,049

Total	$22,723,683	$52,167	$71	$22,775,921

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$5,522	—	—	$5,522
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK IMPACT U.S. EQUITY FUND	AUGUST 31, 2016

Schedule of Investments (concluded)	BlackRock Impact U.S. Equity Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$6,000	—	—	$6,000
Liabilities:
Collateral on securities loaned at value	—	$(52,167)	—	(52,167)

Total	$6,000	$(52,167)	—	$(46,167)

During the period ended August 31, 2016, there were no transfers between levels.

BLACKROCK IMPACT U.S. EQUITY FUND	AUGUST 31, 2016	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	October 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	October 21, 2016